Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			June 30, 2014		December 31, 2013
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1		620,058	620,058	636,779	636,779
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2		121,520	121,520	81,119	81,119
Interest rate swap agreements – liabilities	Level 2		(246,412)	(246,412)	(200,762)	(200,762)
Cross currency swap agreements	Level 2		(22,018)	(22,018)	(18,236)	(18,236)
Other derivative	Level 3		1,576	1,576	6,344	6,344
Other:
Advances to equity accounted joint ventures (note 6b)		(i)	85,469	(i)	85,135	(i)
Advances to joint venture partner (note 6a)		(ii)	—	—	14,364	(ii)
Long-term receivable included in other assets	Level 2		16,452	16,452	—	—
Long-term debt – public (note 7)	Level 1		(260,880)	(275,881)	(263,534)	(274,240)
Long-term debt – non-public (note 7)	Level 2		(1,543,575)	(1,473,247)	(1,513,973)	(1,409,252)

(i)

The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)

The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest was not determinable as at December 31, 2013.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the six months ended June 30, 2014 and 2013 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Six Months Ended June 30,
	2014	2013
	$	$
Fair value at beginning of period	6,344	1,100
Realized and unrealized (losses) gains included in earnings	(3,224)	2,777
Settlements	(1,544)	23

Fair value at end of period	1,576	3,900

Summary of Partnership's Loan Receivables and Other Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2014 $	December 31, 2013 $
Direct financing leases	Payment activity	Performing	694,581	699,695
Other receivables:
Long-term receivable and accrued revenue included in other assets	Payment activity	Performing	28,597	8,095
Advances to equity accounted joint ventures (note 6b)	Other internal metrics	Performing	85,469	85,135
Advances to joint venture partner (note 6a)	Other internal metrics	Settled	—	14,364

			808,647	807,289